Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value (Liability)
Fair Value Asset	$ 9	$ 1,897
Cross Currency Swaps [member] | Not later than one year [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 13,788	$ 4,652
Fair Value (Liability)	(297)	0
Fair Value Asset	$ 781	$ 498
Cross Currency Swaps [member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2020
Notional Amount		$ 14,400
Fair Value (Liability)	0	(79)
Fair Value Asset	$ 0	$ 969
Cross Currency Swaps [member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023	2021
Notional Amount	$ 10,742	$ 4,035
Fair Value (Liability)	(594)	0
Fair Value Asset	$ 0	$ 586
Cross Currency Swaps [member] | Later than three years and not later than four years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2027	2023
Notional Amount	$ 6,596	$ 11,219
Fair Value (Liability)	(843)	(390)
Fair Value Asset	$ 0	$ 135
Cross Currency Swaps [member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2027
Notional Amount		$ 6,889
Fair Value (Liability)		(42)
Fair Value Asset		$ 202